UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                -------
This Amendment (Check only one.):
   [  ]  is a restatement.
   [  ]  adds new holdings entries.

Mitsubishi UFJ Securities Holdings Co., Ltd.(MUSHD) is the parent holding company of a number of operating subsidiaries, some of which are or may be institutional investment managers for the purposes of the reporting requirements under section 13(F) of the Securities Exchange Act of 1934(the Act) and the rules promulgated thereunder. MUSHD itself does not directly exercise investment discretion with respect to any section 13(F) securities positions except those included in the FORM 13F INFORMAITON TABLE below.
To the extent that MUSHD'S ownership interest in such operating subsidiaries is deemed the exercise of investment discretion regarding certain of such subsidiaries' managed accounts, the information required by FORM 13F with respect to such accounts is included in the report separatetly filed by each of the operating subsidiaries that are institutional investment managers subject to section 13(F) of the Act.

Institutional Investment Manager Filing this Report:

Name:      Mitsubishi UFJ Securities Holdings Co., Ltd.
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Address:   Marunouchi Bldg., 2-4-1 Marunouchi, Chiyoda-ku,
          ------------------------------------------------
           Tokyo, 100-6334, Japan
          ------------------------------------------------

Form 13F File Number: 28- 13570
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:     Hirofumi Noda
         ---------------------------------------------
Title:    General Manager, Corporate Planning Division
         ---------------------------------------------
Phone:    81-3-6213-5440
         ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Hirofumi Noda,   Tokyo, Japan    13 August 2010

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
 28- 13569                 Kokusai Asset Management Co., Ltd
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

                          FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           1
                                         ---------
Form 13F Information Table Entry Total:     30
                                         ---------
Form 13F Information Table Value Total:    8,874
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                                         (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
 01    28- 13582                Mitsubishi UFJ Financial Group, Inc
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

                          FORM 13F INFORMATION TABLE
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     COLUM1    COLUM2  COLUM3 COLUM4     COLUM5        COLUM6  COLUM7      COLUM8
-------------- ------- ------ ------ ---------------  -------  ------- ----------------
 NAME OF        TITLE         VALUE   SHRS/  SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
 ISSUER       OF CLASS CUSIP (x$1000)PRN AMT PRM CALL DSCRETN  MANAGER SOLE SHARED NONE
---------------------------------------------------------------------------------------
ACCENTURE       COM G1151C101    54  1,400   SH       DEFINED       1,400   0      0
ALCOA INC       COM 013817101   176 17,500   SH       DEFINED      17,500   0      0
AT&T INC        COM 00206R102   104  4,300   SH       DEFINED       4,300   0      0
BANK OF AMERICA
 CORPORATION    COM 060505104   154 10,700   SH       DEFINED      10,700   0      0
BEAZER HOMES
 USA INC        COM 07556Q105    37 10,100   SH       DEFINED      10,100   0      0
BROADCOM CORP   COM 111320107   201  6,100   SH       DEFINED       6,100   0      0
CHINA DIGITAL
 TV HLDG CO LTD ADR 16938G107 4,356 772,320  SH       DEFINED     772,320   0      0
CITIGROUP INC   COM 172967101    55 14,700   SH       DEFINED      14,700   0      0
DELTA AIR
 LINES INC      COM 247361702   158 13,400   SH       DEFINED      13,400   0      0
GOLDMAN SACHS
 GROUP INC      COM 38141G104   105    800   SH       DEFINED         800   0      0
HDFC BANK LTD   ADR 40415F101    57    400   SH       DEFINED         400   0      0
INFOSYS TECHNOLOGIES
 LTD            ADR 456788108    60  1,000   SH       DEFINED       1,000   0      0
INTEL CORP      COM 458140100   103  5,300   SH       DEFINED       5,300   0      0
JABIL CIRCUIT
 INC            COM 466313103   164 12,300   SH       DEFINED      12,300   0      0
JPMORGAN CHASE
 & CO           COM 46625H100   988 27,000   SH       DEFINED      27,000   0      0
MERCK & CO INC  COM 58933Y105    59  1,700   SH       DEFINED       1,700   0      0
MICROSOFT CORP  COM 594918104    51  2,200   SH       DEFINED       2,200   0      0
MIZUHO FINL
 GROUP INC      ADR 60687Y109   163 50,000   SH       DEFINED      50,000   0      0
MOTOROLA INC    COM 620076109   165 25,300   SH       DEFINED      25,300   0      0
NATIONAL SEMICONDUCTOR
 CORP           COM 637640103   153 11,400   SH       DEFINED      11,400   0      0
PHILIP MORRIS
 INTL INC       COM 718172109   170  3,700   SH       DEFINED       3,700   0      0
PULTE GROUP INC COM 745867101   101 12,200   SH       DEFINED      12,200   0      0
SEAGATE
 TECHNOLOGY     COM G7945J104   141 10,800   SH       DEFINED      10,800   0      0
SONY CORP       ADR 835699307   267 10,000   SH       DEFINED      10,000   0      0
SUNCOR
 ENERGY INC     COM 867224107   103  3,500   SH       DEFINED       3,500   0      0
SYMANTEC CORP   COM 871503108   143 10,300   SH       DEFINED      10,300   0      0
SYNOVUS FINL
 CORP           COM 87161C105    50 19,600   SH       DEFINED      19,600   0      0
SYSCO CORP      COM 871829107   109  3,800   SH       DEFINED       3,800   0      0
TEXAS INSTRS
 INC            COM 882508104   217  9,300   SH       DEFINED       9,300   0      0
VALUECLICK INC  COM 92046N102   212 19,800   SH       DEFINED      19,800   0      0